UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Realm Partners LLC
Address:  640 Fifth Avenue, 12th Floor,
          New York, New York 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas A Spiegel
Title: Chief Financial Officer,
Realm Partners LLC

Phone: (212) 612-1450

Signature, Place, and Date of Signing:

/s/ Douglas A Spiegel   New York, NY        May 14, 2010
---------------         ---------------     ----------
[Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          83

Form 13F Information Table Value Total:  $ 545,501 (Value in 1000's)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
1        028-05431              Sunrise Partners Limited Partnership

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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


COLUMN 1                     COLUMN 2           COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8

                                                                  AMOUNT AND TYPE OF SECURITY                      VOTING AUTHORITY
                                                                  ---------------------------                     ------------------
                                                      VALUE   SHR OR                      INVESTMENT OTHER
NAME OF ISSUER               CLASS        CUSIP    (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE   SHARED   NONE


3COM CORP                    COM        885535104  11535  1499999   SH                      DEFINED     1          0 1499999     0
3COM CORP                    COM        885535104  13089  1702081   SH                      SOLE             1702081       0     0
AIRGAS INC                   COM        009363102  13990   219900   SH                      DEFINED     1          0  219900     0
AIRGAS INC                   COM        009363102  11777   185100   SH                      SOLE              185100       0     0
ALLEGHENY ENERGY INC         COM        017361106  16582   720951   SH                      DEFINED     1          0  720951     0
ALLEGHENY ENERGY INC         COM        017361106  17918   779049   SH                      SOLE              779049       0     0
ALLIANCE DATA SYSTEMS CORP   COM        018581108  22397   350000   SH                      DEFINED     1          0  350000     0
ALLIANCE DATA SYSTEMS CORP   COM        018581108  18237   285000   SH                      SOLE              285000       0     0
ALVARION LTD                 SHS        M0861T100    704   177885   SH                      DEFINED     1          0  177885     0
ALVARION LTD                 SHS        M0861T100    470   118593   SH                      SOLE              118593       0     0
AMERICAN INTL GROUP          CV 8.5%    026874115   2045   199287   SH                      DEFINED     1          0  199287     0
AMERICAN INTL GROUP          CV 8.5%    026874115   1041   100833   SH                      SOLE              100833       0     0
AVIS BUDGET GROUP            COM        053774105   2851   247950   SH                      DEFINED     1          0  247950     0
AVIS BUDGET GROUP            COM        053774105   2100   182650   SH                      SOLE              182650       0     0
COTT CORP                    COM        22163N106   3688   475926   SH                      DEFINED     1          0  475926     0
COTT CORP                    COM        22163N106   4062   524074   SH                      SOLE              524074       0     0
CVS CAREMARK CORP            COM        126650100   8043   220000   SH                      DEFINED     1          0  220000     0
CVS CAREMARK CORP            COM        126650100   8409   230000   SH                      SOLE              230000       0     0
DIRECTV                      COM CL A   25490A101  14511   429202   SH                      DEFINED     1          0  429202     0
DIRECTV                      COM CL A   25490A101  12540   370898   SH                      SOLE              370898       0     0
DST SYSTEMS INC              COM        233326107   6839   165000   SH                      DEFINED     1          0  165000     0
DST SYSTEMS INC              COM        233326107   5596   135000   SH                      SOLE              135000       0     0
FRONTIER COMMUNICATIONS CORP COM        35906A108    196   341000   SH       PUT            DEFINED     1          0  341000     0
FRONTIER COMMUNICATIONS CORP COM        35906A108     95   159000   SH       PUT            SOLE              159000       0     0
FRONTIER COMMUNICATIONS CORP COM        35906A108     53   211000   SH       PUT            DEFINED     1          0  211000     0
FRONTIER COMMUNICATIONS CORP COM        35906A108     22    89000   SH       PUT            SOLE               89000       0     0
HARTFORD FINL SVCS GROUP INC COM        416515104  18473   650000   SH                      DEFINED     1          0  650000     0
HARTFORD FINL SVCS GROUP INC COM        416515104  16910   595000   SH                      SOLE              595000       0     0
HELEN OF TROY CORP LTD       COM        G4388N106    554    21250   SH                      DEFINED     1          0   21250     0
HELEN OF TROY CORP LTD       COM        G4388N106    749    28750   SH                      SOLE               28750       0     0
HERTZ GLOBAL HOLDINGS INC    COM        42805T105    549    54976   SH                      DEFINED     1          0   54976     0
HERTZ GLOBAL HOLDINGS INC    COM        42805T105    183    18330   SH                      SOLE               18330       0     0
INTERACTIVE DATA CORP        COM        45840J107   8424   263255   SH                      DEFINED     1          0  263255     0
INTERACTIVE DATA CORP        COM        45840J107   8871   277223   SH                      SOLE              277223       0     0
INVENTIV HEALTH INC          COM        46122E105   1272    56628   SH                      DEFINED     1          0   56628     0
INVENTIV HEALTH INC          COM        46122E105   1356    60372   SH                      SOLE               60372       0     0
JETBLUE AIRWAYS CORP         COM        477143101   5945  1065371   SH                      DEFINED     1          0 1065371     0
JETBLUE AIRWAYS CORP         COM        477143101   4741   849633   SH                      SOLE              849633       0     0
KROGER CO                    COM        501044101   3527   162850   SH                      DEFINED     1          0  162850     0
KROGER CO                    COM        501044101   4054   187150   SH                      SOLE              187150       0     0
LIMELIGHT NETWORKS INC       COM        53261M104   1069   292078   SH                      DEFINED     1          0  292078     0
LIMELIGHT NETWORKS INC       COM        53261M104    713   194716   SH                      SOLE              194716       0     0
MEAD JOHNSON NUTRITION CO    COM        582839106  13810   265421   SH                      DEFINED     1          0  265421     0
MEAD JOHNSON NUTRITION CO    COM        582839106   7959   152954   SH                      SOLE              152954       0     0
MICROTUNE INC DEL            COM        59514P109    150    55000   SH                      DEFINED     1          0   55000     0
MICROTUNE INC DEL            COM        59514P109    123    45000   SH                      SOLE               45000       0     0
MONSANTO CO NEW              COM        61166W101   5185    72600   SH                      DEFINED     1          0   72600     0
MONSANTO CO NEW              COM        61166W101   5528    77400   SH                      SOLE               77400       0     0
NAVISTAR INTL CORP NEW       COM        63934E108  10330   230950   SH                      DEFINED     1          0  230950     0
NAVISTAR INTL CORP NEW       COM        63934E108  13019   291050   SH                      SOLE              291050       0     0
PHOENIX COS INC NEW          COM        71902E109   2420  1000000   SH                      DEFINED     1          0 1000000     0
PHOENIX COS INC NEW          COM        71902E109   3263  1348465   SH                      SOLE             1348465       0     0
POLYCOM INC                  COM        73172K104   8109   265175   SH                      DEFINED     1          0  265175     0
POLYCOM INC                  COM        73172K104   9514   311125   SH                      SOLE              311125       0     0
POLYCOM INC                  COM        73172K104     64    60500   SH        CALL          DEFINED     1          0   60500     0
POLYCOM INC                  COM        73172K104     68   163572   SH        CALL          SOLE              163572       0     0
POLYCOM INC                  COM        73172K104      4     9700   SH        CALL          DEFINED     1          0    9700     0
POLYCOM INC                  COM        73172K104      4    10300   SH        CALL          SOLE               10300       0     0
QUALCOMM INC                 COM        747525103   9585   228276   SH                      DEFINED     1          0  228276     0
QUALCOMM INC                 COM        747525103   8117   193324   SH                      SOLE              193324       0     0
QWEST COMMUNICATIONS INTL IN COM        749121109   6771  1297110   SH                      DEFINED     1          0 1297110     0
QWEST COMMUNICATIONS INTL IN COM        749121109   4818   922890   SH                      SOLE              922890       0     0
RITE AID CORP                COM        767754104    508   338520   SH                      DEFINED     1          0  338520     0
RITE AID CORP                COM        767754104    254   169280   SH                      SOLE              169280       0     0
SMITH INTL INC               COM        832110100   8671   202500   SH                      DEFINED     1          0  202500     0
SMITH INTL INC               COM        832110100   2034    47500   SH                      SOLE               47500       0     0
STMICROELECTRONICS N V       NYREGISTRY 861012102   3944   400000   SH                      DEFINED     1          0  400000     0
STMICROELECTRONICS N V       NYREGISTRY 861012102   2958   300000   SH                      SOLE              300000       0     0
SUPERVALU INC                COM        868536103   8062   483334   SH                      DEFINED     1          0  483334     0
SUPERVALU INC                COM        868536103   7367   441666   SH                      SOLE              441666       0     0
SYNIVERSE HLDGS INC          COM        87163F106   3617   185751   SH                      DEFINED     1          0  185751     0
SYNIVERSE HLDGS INC          COM        87163F106   1602    83109   SH                      SOLE               83109       0     0
TERRA INDS INC               COM        880915103  27799   607500   SH                      DEFINED     1          0  607500     0
TERRA INDS INC               COM        880915103   6521   142500   SH                      SOLE              142500       0     0
UNISYS CORP                  COM NEW    909214306   3638   104265   SH                      DEFINED     1          0  104265     0
UNISYS CORP                  COM NEW    909214306   2428    69611   SH                      SOLE               69611       0     0
VODAFONE GROUP PLC NEW       SPONS ADR  92857W209  14761   633771   SH                      DEFINED     1          0  633771     0
VODAFONE GROUP PLC NEW       SPONS ADR  92857W209  12625   542106   SH                      SOLE              542106       0     0
WINN DIXIE STORES INC        COM NEW    974280307   2001   160187   SH                      DEFINED     1          0  160187     0
WINN DIXIE STORES INC        COM NEW    974280307   2151   172274   SH                      SOLE              172274       0     0
XTO ENERGY INC               COM        98385X106  33026   700000   SH                      DEFINED     1          0  700000     0
XTO ENERGY INC               COM        98385X106  16513   350000   SH                      SOLE              350000       0     0
